SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Government grant	$ 17,299	$ 43,509
Advertising expense	69,000	258,000	$ 19,000
Proceeds	$ 10,000	$ 19,000